Revenue - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer A [member]
Disclosure of revenue [line items]
Risk Revenue	29.00%	28.00%
Customer B [member]
Disclosure of revenue [line items]
Risk Revenue	24.00%	25.00%
Customer C [member]
Disclosure of revenue [line items]
Risk Revenue	20.00%	11.00%
Customer D [Member]
Disclosure of revenue [line items]
Risk Revenue		10.00%